Long-Term Debt - Additional Information - Other (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Weighted-average effective interest rate	3.50%	2.70%
Aggregate principal repayments, 2015	$ 258.0
Aggregate principal repayments, 2016	359.4
Aggregate principal repayments, 2017	432.7
Aggregate principal repayments, 2018	454.8
Aggregate principal repayments, 2019	580.8
Aggregate principal repayments, thereafter	350.3
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Aggregate principal repayments, 2015	143.9
Aggregate principal repayments, 2016	206.6
Aggregate principal repayments, 2017	105.6
Aggregate principal repayments, 2018	139.0
Aggregate principal repayments, 2019	49.5
Number of revolving credit facilities	6
Collateralized Debt Obligations [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Number of revolving credit facilities	2
Line of Credit One [Member] | Collateralized Debt Obligations [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Asset value to outstanding drawn principal balance ratio	151.00%
Line of Credit Two [Member] | Collateralized Debt Obligations [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Asset value to outstanding drawn principal balance ratio	137.00%
Minimum [Member] | Interest Rate Swaps [Member]
Debt Instrument [Line Items]
Range of credit facility margin	0.30%	0.30%
Minimum [Member] | Line of Credit One [Member] | Collateralized Debt Obligations [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Asset value to outstanding drawn principal balance ratio	105.00%
Minimum [Member] | Line of Credit Two [Member] | Collateralized Debt Obligations [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Asset value to outstanding drawn principal balance ratio	120.00%
Maximum [Member] | Interest Rate Swaps [Member]
Debt Instrument [Line Items]
Range of credit facility margin	3.25%
Range of credit facility margin	3.25%	3.25%
Obligations [Member]
Debt Instrument [Line Items]
Outstanding loan amount	89.3
Partnership [Member] | Obligations [Member]
Debt Instrument [Line Items]
Outstanding loan amount	$ 54.3